Subsequent events - Additional information (Details) - Share transaction - Subsequent Event [Member]	Apr. 01, 2021 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares	15,253
Gross proceeds from exercise of options | $	$ 42,577